Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
Effect of:
Foreign earnings taxed at lower rates	(1.40%)	(1.80%)	(1.30%)
Impact of intangible property transfers	0.00%	0.00%	(3.90%)
Foreign-derived intangible income deduction	(1.10%)	(1.30%)	(1.10%)
State income taxes, net of federal benefit	1.50%	1.60%	1.40%
Research and development credit	(1.10%)	(1.10%)	(0.90%)
Excess tax benefits relating to stock-based compensation	(1.10%)	(0.70%)	(1.90%)
Interest, net	1.10%	0.80%	0.50%
Other reconciling items, net	(0.70%)	0.50%	(0.70%)
Effective rate	18.20%	19.00%	13.10%